Share-Based Compensation - Schedule of Transactions Related to Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Transactions Related to Restricted Share Units [Line Items]
Number of RSU, Outstanding beginning | shares	6,406,300
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.04
Number of RSU, Granted | shares	629,072,500
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.001
Number of RSU, Vested | shares	(510,409,800)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.002
Number of RSU, Forfeited | shares	(941,000)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.052
Number of RSU, Outstanding ending | shares	124,128,000
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.002